Share-based payments - Summary of Range of Exercise Prices of Outstanding Share Options (Details)	Sep. 30, 2023 shares € / shares	Dec. 31, 2022 shares	Sep. 30, 2022 shares	Dec. 31, 2021 shares
Management Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercisable (in shares)	2,658,426
Management Incentive Plan | Performance Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercisable (in shares)	1,329,213	1,329,213	1,329,213	0
Management Incentive Plan | September 17, 2033
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Management Incentive Plan | May 13, 2032
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	996,910
Management Incentive Plan | April 29, 2034
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	332,303
Long-term Incentive Plan | Performance Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercisable (in shares)			3,059,955	0
Long-term Incentive Plan | April 12, 2032 | Performance Options
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	1,039,222
Long-term Incentive Plan | April 12, 2033 | Performance Options
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	2,020,733